Share-Based Payment (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-Based Payment (Textual)
Option vesting period	4 years
Share based compensation non vested unrecognized cost	$ 3,185
Weighted average grant-date fair value	$ 2.65	$ 11.01